Related party transactions - Lease agreements (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Leases balances
Right-of-use asset	€ 2,935,440		€ 3,013,502
Lease Agreements
Lease Transactions
Depreciation	1,667	€ 6,304
Interest expense	44	486
Lease expense		23
Leases balances
Right-of-use asset	15,855		17,522
Lease liability	16,386		18,102
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	1,667	1,649
Interest expense	44	63
Lease expense		23
Leases balances
Right-of-use asset	15,855		17,522
Lease liability	€ 16,386		18,102
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation		4,655
Interest expense		€ 423
Production sites in Schweinfurt and St. Wendel, Germany | Fresenius SE Companies
Related party transactions
Total transaction cost for previously leased assets			181,373
Purchase price for previously leased assets			€ 171,642